LOANS RECEIVABLE, NON - CURRENT	12 Months Ended
Sep. 30, 2024
Loans Receivable Non - Current
LOANS RECEIVABLE, NON - CURRENT

NOTE 13 – LOANS RECEIVABLE, NON - CURRENT

On April 12, 2024 and May 23, 2024, the Company made two loans of RMB3,000,000 ($428,119) and RMB2,000,000 ($285,413), respectively, to a Company’s customer for three years with interest of 4%. The loans were restricted for this customer’s operating activities. Interest income related to the loans was RMB85,260 (US$12,167) as of September 30, 2024.